Cost of sales - Schedule of royalties and others (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Detailed Information About Royalties And Other Expenses [Abstract]
Royalties	$ 271,665	$ 184,441	$ 128,723
Export duties	73,684	59,509	48,090
Total royalties and others	$ 345,349	$ 243,950	$ 176,813